Other Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities
Other liabilities consisted of the following:

	As of December 31,
(in thousands)	2019	2018

Employee compensation and benefits	$21,403	$19,775
Deferred FCC repack income	36,770	20,620
Programming liability	57,291	43,825
Liability for pension benefits	190,219	198,444
Liabilities for uncertain tax positions	637	811
Other	9,628	11,067
Other liabilities (less current portion)	$315,948	$294,542